GOODWILL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details of goodwill
Goodwill at the beginning of the period	$ 270.6	$ 117.5
Acquisition		172.8
Goodwill, Other Changes	(40.5)
Translation adjustments	(33.3)	(19.7)
Goodwill at the end of the period	196.8	270.6
Latin America
Details of goodwill
Goodwill at the beginning of the period	253.6	115.8
Acquisition		155.5
Goodwill, Other Changes	(42.5)
Translation adjustments	(33.3)	(17.7)
Goodwill at the end of the period	177.8	253.6
North America/Europe
Details of goodwill
Goodwill at the beginning of the period	17.0	1.7
Acquisition		17.3
Goodwill, Other Changes	2.0
Translation adjustments	0	(2.0)
Goodwill at the end of the period	19.0	17.0
Asia [Member]
Details of goodwill
Goodwill at the beginning of the period	0	0
Acquisition		0
Goodwill, Other Changes	0
Translation adjustments	0	0
Goodwill at the end of the period	$ 0	$ 0